Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
Schedule of Nature of Relationships with Related Parties	Nature of relationships with related parties

Name	Relationship with the Company
Botao Ma	Chairman of the Board, Chief Executive Officer
Shanghai Xinhui Investment Consulting Co., Ltd. (“Shanghai Xinhui”)	Controlled by Botao Ma
Shanghai GBG Enterprise Management Consulting Co., Ltd. (“Shanghai GBG”)	Mr. Botao Ma is legal representative of Shanghai GBG
Yuanwen Xia	Chief Financial Officer
Xiaowei Le	Chief Operating Officer
Xiao Luo	Chief Marketing Officer

Schedule of Related Parties

Purchases of services from related parties

	For the Year Ended June 30,
	2024	2025	2026
	RMB	RMB	RMB
Shanghai GBG	1,987,274	572,381	—

As of June 30, 2025 and 2026, the balances with related parties were as follows:

	June 30, 2025	June 30, 2026
	RMB	RMB
Due from related parties
Shanghai GBG(a)	18,152,832	17,249,032
Less: Allowance against advances to related parties	(9,076,416)	(9,076,416)
	9,076,416	8,172,616

(a)	As of June 30, 2025 and 2026, the balances due from Shanghai GBG represented advances to the related party, which the related party would settle the outstanding balances by providing MGU services to the Company. As of June 30, 2025 and 2026, the Company recorded an allowance for credit losses of RMB 9.0 million against the amounts due from Shanghai GBG.

	June 30, 2025	June 30, 2026
	RMB	RMB
Due to related parties
Shanghai Xinhui(a)	2,828,820	22,428,777
Botao Ma(b)	299,224	4,753,877
Yuanwen Xia(b)	—	383,015
Xiaowei Le(b)	—	332,443
	3,128,044	27,898,112

(a)

As of June 30, 2025, the balance due to Shanghai Xinhui consisted of (i) borrowing of RMB 838,016, which was borrowed to support the Company’s working capital. The borrowing was interest free and payable on demand, and (ii) RMB 1,990,804 representing advances made by Shanghai to Xinhui on behalf of the Company to settle the subscription fees obligations owed to an investor.

As of June 30, 2026, the balance due to Shanghai Xinhui consisted of (i) borrowing of RMB 20,850,000, which was borrowed to support the Company’s working capital. The borrowing was interest free and payable on demand, and (ii) RMB 1,578,777 representing advances made by Shanghai to Xinhui on behalf of the Company to settle the subscription fees obligations owed to an investor.

(b)	As of June 30, 2025 and 2026, the balance due to Mr. Botao Ma, Mr. Yuanwen Xia and Mr. Xiaowei Le represented the operating expenses paid by these related parties on behalf of the Company. These advances were interest free and payable on demand.

Schedule of Borrowings From Repayment of Borrowings to Related Parties

Borrowings from (Repayment of Borrowings to) related parties

	For the Year ended June 30,
	2024		2025		2026
	Borrowings	Repayments	Borrowings	Repayments	Borrowings	Repayments
	RMB	RMB	RMB	RMB	RMB	RMB
Shanghai Xinhui	28,100,000	(28,390,200)	9,500,000	(8,661,984)	20,850,000	(1,154,000)
Botao Ma	400,000	(400,000)	—	—	5,155,911	(707,194)
Yuanwen Xia	—	—	—	—	752,907	(369,892)
Xiaowei Le	—	—	—	—	699,871	(367,428)
	28,500,000	(28,790,200)	9,500,000	(8,661,984)	27,458,689	(2,598,514)